Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common stock Previously Reported	Common stock Adjustments	Common stock	Additional paid-in capital Previously Reported	Additional paid-in capital Adjustments	Additional paid-in capital	Retained earnings Previously Reported	Retained earnings Adjustments	Retained earnings	Unearned employee stock ownership plan (ESOP) Previously Reported	Unearned employee stock ownership plan (ESOP) Adjustments	Unearned employee stock ownership plan (ESOP)	Treasury shares Previously Reported	Treasury shares Adjustments	Treasury shares	Accumulated other comprehensive income (loss) Previously Reported	Accumulated other comprehensive income (loss) Adjustments	Accumulated other comprehensive income (loss)	Previously Reported	Adjustments	Total
Balance at Jun. 30, 2022			$ 86			$ 34,892			$ 20,560			$ (5)			$ (3,508)						$ 52,025
Net loss									933												933
Allocation of ESOP shares						(1)						5									4
Acquisition of shares for treasury															(461)						(461)
Other comprehensive income (loss), net																		(427)			(427)
Cash dividends of per common share									(1,363)												(1,363)
Balance at Jun. 30, 2023	$ 86	$ 86		$ 34,891	$ 34,891		$ 20,130	$ 19,716					$ (3,969)	$ (3,969)		$ (427)	$ (427)		$ 50,711	$ 50,297	50,711
Adoption of CECL, net of tax effect									$ (414)												(414)
Net loss								(1,721)												(1,721)	(1,721)
Other comprehensive income (loss), net																	91			91	91
Cash dividends of per common share								(670)												(670)
Balance at Jun. 30, 2024		$ 86			$ 34,891			$ 17,325						$ (3,969)			$ (336)			$ 47,997	$ 47,997